Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 18, 2014	Apr. 27, 2011	Mar. 26, 2014
Debt Instrument - carrying amount	$ 4,473,000	$ 4,085,250
Unsecured debt to parent company	117,219	0
Dividends paid	75,194	0	0
Ocean Rig
Unsecured debt to parent company	117,219	0
Dividends paid	75,194	0	0
Ocean Rig | Dryships Inc.
Unsecured debt to parent company				120,000
Debt Instrument - variable interest rate basis				LIBOR
Ocean Rig | 9.5% Senior Unsecured Notes
Senior Notes					500,000
Ocean Rig | 7.25% Senior Unsecured Notes
Senior Notes						500,000
Ocean Rig | Guarantor
Debt Instrument - carrying amount	3,173,000
Ocean Rig | Guarantor | 1st facility
Debt Instrument, Face Amount	1,300,000
Ocean Rig | Guarantor | 2nd facility
Debt Instrument, Face Amount	1,900,000
Ocean Rig | Guarantor | 6.5% Senior Secured Notes
Debt Instrument - carrying amount	$ 800,000